Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets (Deferred platform commission fees)
Balance at the beginning	$ 67,110	$ 73,996
Deferred during the year	56,557	72,320
Released to profit or loss	(69,113)	(79,206)
Balance at the end	$ 54,554	$ 67,110